As filed with the Securities and Exchange Commission on June 5, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2012 (Unaudited)

	Principal
	Amount	Fair Value
ASSET BACKED SECURITIES - 11.69%
AEP Texas Central Transition Funding, LLC, 0.880%, 12/1/2018	$1,000,000	$998,719
AH Mortgage Advance Trust
3.370%, 5/10/2043 (a)	750,000	751,500
3.720%, 3/13/2044 (a)(c)	500,000	501,250
American Express Credit Account Master Trust, 1.490%, 3/15/2017 (b)	150,000	154,215
AmeriCredit Automobile Receivables Trust
0.840%, 6/9/2014	232,522	232,625
0.920%, 3/9/2015	1,000,000	1,001,879
Atlantic City Electric Transition Funding, LLC, 4.910%, 7/20/2017	161,634	172,021
BA Credit Card Trust, 0.300%, 9/15/2016 (b)	1,000,000	999,329
Bank of America Auto Trust, 1.310%, 7/15/2014	101,689	102,022
BMW Vehicles Owner Trust, 0.630%, 2/25/2014	1,000,000	1,000,839
Capital Auto Receivables Asset Trust, 5.300%, 5/15/2014	21,094	21,170
Capital One Multi-Asset Execution Trust
4.700%, 6/15/2015	750,000	761,967
0.774%, 10/15/2015 (b)	350,000	350,709
0.300%, 1/15/2016 (b)	355,000	355,015
5.050%, 2/15/2016	880,000	920,817
CenterPoint Energy Transition Bond Co., LLC
0.901%, 4/15/2018	1,250,000	1,250,516
3.460%, 8/15/2019	600,000	650,796
Chase Issuance Trust
5.120%, 10/15/2014	210,000	215,378
4.650%, 3/15/2015	200,000	207,967
Citibank Omni Master Trust, 3.350%, 8/15/2016 (a)	1,000,000	1,009,936
CitiFinancial Auto Issuance Trust, 3.150%, 8/15/2016 (a)	1,000,000	1,017,873
Detroit Edison Securitization Funding, LLC, 6.420%, 3/1/2015	77,340	80,432
Discover Card Master Trust
0.814%, 6/15/2015 (b)	200,000	200,494
0.890%, 9/15/2015 (b)	214,000	215,130
0.450%, 11/16/2015 (b)	320,000	320,584
5.650%, 12/15/2015	870,000	923,946
0.450%, 3/15/2017 (b)	1,000,000	1,002,486
0.810%, 8/15/2017	700,000	698,267
DT Auto Owner Trust, 1.400%, 8/15/2014 (a)	970,874	971,121
Entergy Louisiana Investment Recovery Funding I, LLC, 2.040%, 9/1/2023	1,000,000	1,012,651
Ford Credit Auto Lease Trust
0.910%, 7/15/2013 (a)	537,061	537,451
0.740%, 9/15/2013	464,913	464,980
Ford Credit Auto Owner Trust
6.070%, 5/15/2014	225,943	231,709
4.500%, 7/15/2014	350,000	359,931
4.430%, 11/15/2014	175,000	180,979
FPL Recovery Funding LLC, 5.044%, 8/1/2015	233,047	241,455
GE Capital Credit Card Master Note Trust, 0.790%, 1/15/2017 (b)	250,000	251,952
Gracechurch Card Funding PLC, 1.055%, 2/15/2017 (a)(b)(c)	1,250,000	1,250,440
Honda Auto Receivables Owner Trust, 0.570%, 7/18/2013	167,575	167,615
Hyundai Auto Receivables Trust, 0.590%, 3/15/2014	561,109	561,304
Nissan Auto Lease Trust
0.700%, 1/15/2014	608,707	608,785
1.270%, 10/15/2016	350,000	352,633
Ocwen Advance Receivables Backed Notes, 4.140%, 7/15/2023 (a)(c)	500,000	500,625
Porsche Financial Auto Securitization Trust, 1.190%, 12/17/2018 (a)	750,000	756,062
PSE&G Transition Funding LLC, 6.610%, 6/15/2015	121,964	127,159

Santander Drive Auto Receivables Trust
1.360%, 3/15/2013	$26,253	$26,259
0.950%, 8/15/2013	53,530	53,539
1.110%, 8/15/2014	1,000,000	1,002,177
1.280%, 1/15/2015	500,000	502,245
SMART Trust
1.180%, 4/14/2013 (a)(c)	377,587	377,603
1.090%, 10/14/2014 (a)(b)(c)	1,250,000	1,251,802
Toyota Auto Receivables Owner Trust, 1.040%, 2/18/2014	146,245	146,612
Volkswagen Auto Lease Trust
0.461%, 11/20/2012	348,225	348,505
0.990%, 11/20/2013	380,000	380,752
World Omni Auto Receivables Trust
4.740%, 10/15/2013	199,837	201,242
5.120%, 5/15/2014	192,902	196,841
2.210%, 5/15/2015	120,000	122,093

TOTAL ASSET BACKED SECURITIES (Cost $29,256,382)		29,304,404

CORPORATE BONDS - 28.67%
Administrative and Support and Waste Management and Remediation Services - 0.56%
Tyco International Finance SA, 3.375%, 10/15/2015 (c)	1,000,000	1,058,710
Waste Management, Inc., 2.600%, 9/1/2016	340,000	348,390
		1,407,100
Arts, Entertainment, and Recreation - 0.13%
Walt Disney Co., 4.500%, 12/15/2013	300,000	320,105

Construction - 0.43%
Transocean, Inc., 5.050%, 12/15/2016 (c)	1,000,000	1,070,926

Finance and Insurance - 13.55%
Aflac, Inc., 3.450%, 8/15/2015	600,000	631,040
Allstate Corp., 6.200%, 5/16/2014	200,000	222,047
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	300,000	315,091
American Express Credit Corp., 7.300%, 8/20/2013	500,000	541,053
American International Group, Inc., 4.250%, 9/15/2014	1,020,000	1,052,339
Australia & New Zealand Banking Group, Ltd., 2.400%, 11/23/2016 (a)(c)	1,000,000	1,008,433
Bank of America Corp., 4.500%, 4/1/2015	2,165,000	2,242,429
Bank of Montreal, 1.300%, 10/31/2014 (a)(c)	820,000	827,256
Barclays Bank PLC
2.375%, 1/13/2014 (c)	250,000	251,806
2.750%, 2/23/2015 (c)	375,000	378,571
BB&T Corp., 5.700%, 4/30/2014	650,000	711,959
Berkshire Hathaway, Inc., 2.200%, 8/15/2016	860,000	890,797
BP Capital Markets PLC, 1.074%, 3/11/2014 (b)(c)	300,000	301,986
Capital One Bank USA NA, 6.500%, 6/13/2013	500,000	527,762
Capital One Financial Corp., 2.125%, 7/15/2014	800,000	804,560
Caterpillar Financial Services Corp., 4.900%, 8/15/2013	500,000	528,265
Citigroup, Inc.
6.375%, 8/12/2014	550,000	596,752
4.587%, 12/15/2015	1,415,000	1,490,136
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017 (c)	1,000,000	1,022,339
Credit Suisse, 5.500%, 5/1/2014 (c)	455,000	487,896
Daimler Finance North America, LLC, 2.300%, 1/9/2015 (a)	500,000	512,620
Deutsche Bank AG, 3.875%, 8/18/2014 (c)	465,000	485,887
Fifth Third Bancorp
6.250%, 5/1/2013	200,000	210,360
3.625%, 1/25/2016	255,000	268,562
General Electric Capital Corp.
2.100%, 1/7/2014	615,000	627,755
3.750%, 11/14/2014	965,000	1,026,314

Goldman Sachs Group, Inc.
1.527%, 2/7/2014 (b)	$300,000	$294,577
3.700%, 8/1/2015	1,080,000	1,099,057
Hartford Financial Services Group, Inc., 4.000%, 3/30/2015	1,000,000	1,034,001
HSBC Finance Corp., 4.750%, 7/15/2013	250,000	259,198
ING Bank NV, 3.750%, 3/7/2017 (a)(c)	750,000	742,854
JPMorgan Chase & Co., 1.266%, 1/24/2014 (b)	265,000	266,176
KeyCorp, 3.750%, 8/13/2015	350,000	369,956
Metropolitan Life Global Funding I, 5.125%, 4/10/2013 (a)	500,000	522,639
Morgan Stanley
5.300%, 3/1/2013	400,000	411,417
2.875%, 7/28/2014	1,070,000	1,065,152
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/1/2015	500,000	512,104
Nordea Eiendomskreditt AS, 1.875%, 4/7/2014 (a)(c)	315,000	321,530
PNC Funding Corp., 3.625%, 2/8/2015	500,000	531,544
Private Export Funding Corp.
4.550%, 5/15/2015	750,000	842,788
1.375%, 2/15/2017	780,000	783,553
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (a)	1,000,000	1,011,289
Prudential Financial, Inc., 2.750%, 1/14/2013	350,000	354,999
SABMiller Holdings, Inc., 1.850%, 1/15/2015 (a)	735,000	744,870
Simon Property Group LP, 4.200%, 2/1/2015	295,000	315,793
Toyota Motor Credit Corp., 2.000%, 9/15/2016	750,000	765,356
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/2015	1,000,000	1,025,986
Vornado Realty LP, 4.250%, 4/1/2015	815,000	854,519
Wells Fargo & Co.
3.750%, 10/1/2014	500,000	529,584
3.676%, 6/15/2016 (b)	1,000,000	1,067,914
Wells Fargo Bank NA, 4.750%, 2/9/2015	250,000	268,168
		33,959,039
Information - 2.62%
AT&T, Inc., 2.500%, 8/15/2015	870,000	905,533
Comcast Corp., 5.300%, 1/15/2014	750,000	806,790
Deutsche Telekom International Finance BV, 5.875%, 8/20/2013 (c)	320,000	340,704
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 3/15/2015	500,000	528,015
News America, Inc., 5.300%, 12/15/2014	700,000	774,396
Qwest Corp., 7.500%, 10/1/2014	300,000	334,463
Telefonica Emisiones SAU, 2.582%, 4/26/2013 (c)	750,000	753,156
Time Warner Cable, Inc., 8.250%, 2/14/2014	400,000	452,870
Verizon Communications, Inc., 5.250%, 4/15/2013	500,000	524,190
Vodafone Group PLC, 5.000%, 9/15/2015 (c)	330,000	370,363
Xstrata Finance Canada, Ltd., 3.600%, 1/15/2017 (a)(c)	750,000	774,165
		6,564,645
Management of Companies and Enterprises - 1.28%
BHP Billiton Finance USA, Ltd., 1.000%, 2/24/2015 (c)	1,000,000	998,976
Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 4/15/2014 (c)	500,000	576,117
JPMorgan Chase & Co., 5.150%, 10/1/2015	1,495,000	1,626,363
		3,201,456
Manufacturing - 6.68%
Anheuser-Busch, LLC, 5.050%, 10/15/2016	500,000	568,711
ArcelorMittal
3.750%, 2/25/2015 (c)	505,000	513,218
3.750%, 3/1/2016 (c)	850,000	849,304
Cisco Systems, Inc., 1.625%, 3/14/2014	725,000	739,655
ConAgra Foods, Inc., 5.875%, 4/15/2014	385,000	420,525
ConocoPhillips, 4.750%, 2/1/2014	530,000	569,073
Covidien International Finance SA, 1.875%, 6/15/2013 (c)	655,000	662,051
Dow Chemical Co., 2.500%, 2/15/2016	300,000	307,666
Dr. Pepper Snapple Group, Inc., 2.900%, 1/15/2016	400,000	415,678
Genentech, Inc., 4.750%, 7/15/2015	300,000	334,914
General Mills, Inc., 1.550%, 5/16/2014	500,000	508,192

Hershey Co., 1.500%, 11/1/2016	$1,000,000	$1,006,986
Hewlett-Packard Co., 3.000%, 9/15/2016	1,000,000	1,027,202
Intel Corp., 1.950%, 10/1/2016	750,000	772,463
International Business Machines Corp., 0.875%, 10/31/2014	800,000	802,448
Kraft Foods, Inc.
6.000%, 2/11/2013	300,000	313,423
5.250%, 10/1/2013	500,000	531,708
Medtronic, Inc., 3.000%, 3/15/2015	450,000	476,666
Merck & Co., Inc., 2.250%, 1/15/2016	300,000	311,358
Novartis Capital Corp., 2.900%, 4/24/2015	335,000	356,968
Procter & Gamble Co., 1.450%, 8/15/2016	800,000	807,725
St. Jude Medical, Inc., 3.750%, 7/15/2014	500,000	529,428
Teva Pharmaceutical Finance III BV, 1.700%, 3/21/2014 (c)	450,000	455,652
Thermo Fisher Scientific, Inc., 2.250%, 8/15/2016	1,150,000	1,190,143
Total Capital SA, 2.300%, 3/15/2016 (c)	350,000	353,938
Tyco Electronics Group SA, 1.600%, 2/3/2015 (c)	335,000	335,589
Viacom, Inc., 4.375%, 9/15/2014	200,000	215,630
Volkswagen International Finance NV, 1.625%, 3/22/2015 (a)(c)	785,000	784,976
Wyeth, LLC
5.500%, 3/15/2013 (b)	250,000	262,055
5.500%, 2/1/2014	300,000	326,317
		16,749,662
Mining, Quarrying, and Oil and Gas Extraction - 1.69%
Canadian Oil Sands, Ltd., 5.800%, 8/15/2013 (a)(c)	435,000	459,371
Encana Corp., 4.750%, 10/15/2013 (c)	500,000	525,907
Ensco PLC, 3.250%, 3/15/2016 (c)	750,000	782,444
Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/2015	415,000	413,425
Noble Holding International, Ltd., 3.450%, 8/1/2015 (c)	750,000	789,604
Petrobras International Finance Co., 2.875%, 2/6/2015 (c)	830,000	851,647
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014 (c)	350,000	405,750
		4,228,148
Retail Trade - 0.76%
Home Depot, Inc., 5.400%, 3/1/2016	500,000	576,998
Phillips 66, 2.950%, 5/1/2017 (a)	1,000,000	1,016,402
Target Corp., 4.000%, 6/15/2013	300,000	311,751
		1,905,151
Transportation and Warehousing - 0.21%
United Parcel Service, Inc., 3.875%, 4/1/2014	500,000	531,569

Utilities - 0.76%
Commonwealth Edison Co., 1.625%, 1/15/2014	300,000	304,751
Duke Energy Corp., 3.950%, 9/15/2014	400,000	428,173
MidAmerican Energy Co., 4.650%, 10/1/2014	150,000	163,525
Sempra Energy, 2.300%, 4/1/2017	1,000,000	1,012,179
		1,908,628

TOTAL CORPORATE BONDS (Cost $71,191,258)		71,846,429

MORTGAGE BACKED SECURITIES - 12.11%
Bear Stearns Commercial Mortgage Securities
5.902%, 9/11/2038 (b)	$235,000	$266,757
5.405%, 12/11/2040	250,000	279,250
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.400%, 7/15/2044	255,000	283,834
Commercial Mortgage Pass Through Certificates, 1.156%, 12/10/2044	1,000,000	1,001,432
DBUBS Mortgage Trust, 3.642%, 8/10/2044	245,000	261,900
Extended Stay America Trust, 2.951%, 11/5/2027 (a)	633,827	639,712
Fannie Mae Pool
4.553%, 6/1/2013	967,565	984,992
2.670%, 1/1/2016	392,569	404,093
3.500%, 2/1/2021	217,933	228,860
3.500%, 6/1/2021	283,619	297,838
3.000%, 8/1/2021	821,759	859,361
3.000%, 9/1/2021	886,179	926,729
3.000%, 11/1/2021	938,278	981,212
3.500%, 12/1/2025	1,291,833	1,356,192
4.000%, 3/1/2026	798,221	847,970
3.500%, 7/1/2026	676,744	710,459
3.500%, 7/1/2026	626,923	658,156
3.500%, 9/1/2026	1,158,162	1,215,862
3.000%, 10/1/2026	279,416	289,794
Fannie Mae-Aces, 3.400%, 7/25/2019	896,869	953,732
FDIC Structured Sale Guaranteed Notes
0.961%, 12/4/2020 (a)(b)	901,277	907,755
3.250%, 4/25/2038 (a)	1,217,802	1,236,293
0.791%, 2/25/2048 (a)	1,099,747	1,100,008
FHLMC Multifamily Structured Pass Through Certificates, 1.873%, 1/25/2018	733,379	747,009
Fosse Master Issuer PLC, 1.866%, 10/18/2054 (a)(c)(b)	700,000	704,028
Freddie Mac REMICS, 2.500%, 2/15/2026	166,734	171,285
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	250,000	275,966
GS Mortgage Securities Corp. II
4.751%, 7/10/2039	250,000	271,115
2.999%, 8/10/2044	1,500,000	1,556,175
Holmes Master Issuer PLC, 2.117%, 10/15/2054 (a)(b)(c)	1,000,000	1,008,947
JP Morgan Chase Commercial Mortgage Securities Corp.
3.853%, 6/15/2043 (a)	1,474,004	1,555,649
2.749%, 11/15/2043 (a)	919,969	950,159
5.372%, 12/15/2044 (b)	250,000	278,852
1.875%, 2/16/2046 (a)	851,269	858,659
5.447%, 6/12/2047	1,090,437	1,144,474
5.794%, 2/12/2051	400,000	457,694
Morgan Stanley Capital I
4.970%, 12/15/2041	390,000	411,968
6.455%, 1/11/2043 (b)	250,000	294,615
3.884%, 9/15/2047 (a)	1,000,000	1,066,612
2.178%, 7/15/2049 (b)	1,158,570	1,185,936
NCUA Guaranteed Notes
0.611%, 11/6/2017 (b)	193,679	193,679
0.691%, 1/8/2020 (b)	139,003	139,243
0.641%, 2/6/2020 (b)	164,781	164,704
0.691%, 10/7/2020 (b)	212,676	213,008

TOTAL MORTGAGE BACKED SECURITIES (Cost $30,088,011)		30,341,968

MUNICIPAL BONDS - 0.65%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/2018	142,927	143,318
Port of Seattle, WA, 0.883%, 11/1/2013	1,500,000	1,497,960

TOTAL MUNICIPAL BONDS (Cost $1,643,426)		1,641,278

FOREIGN GOVERNMENT BONDS - 0.93%
Province of Ontario Canada
2.950%, 2/5/2012 (c)	$380,000	$402,850
1.600%, 9/21/2016 (c)	1,000,000	1,008,537
Hydro Quebec, 2.000%, 6/30/2016 (c)	900,000	925,834

TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,318,292)		2,337,221

U.S. GOVERNMENT AGENCY ISSUES - 15.17%
Federal Farm Credit Bank, 1.625%, 11/19/2014	250,000	256,909
Federal Home Loan Banks
1.750%, 8/22/2012	250,000	251,554
1.625%, 11/21/2012	250,000	252,267
1.500%, 1/16/2013	250,000	252,489
1.625%, 3/20/2013	250,000	253,349
3.625%, 5/29/2013	500,000	519,370
1.875%, 6/21/2013	125,000	127,433
0.500%, 8/28/2013	1,500,000	1,503,729
5.250%, 9/13/2013	2,000,000	2,141,000
0.375%, 11/27/2013	6,500,000	6,501,320
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	100,000	102,518
0.375%, 11/30/2012	125,000	125,194
4.500%, 1/15/2013	250,000	258,408
0.750%, 3/28/2013	125,000	125,630
1.625%, 4/15/2013	250,000	253,558
3.500%, 5/29/2013	1,100,000	1,141,286
4.500%, 7/15/2013	100,000	105,442
4.125%, 9/27/2013	250,000	264,096
0.875%, 10/28/2013	3,650,000	3,679,952
4.500%, 1/15/2014	100,000	107,622
2.500%, 4/23/2014	250,000	260,775
1.000%, 7/30/2014	500,000	506,478
1.000%, 11/3/2014	1,000,000	1,000,577
2.875%, 2/9/2015	125,000	133,104
1.750%, 9/10/2015	1,000,000	1,033,199
2.000%, 8/25/2016	1,500,000	1,559,389
1.500%, 9/21/2016	750,000	752,053
1.000%, 3/8/2017	2,000,000	1,972,256
Federal National Mortgage Association
1.125%, 7/30/2012	100,000	100,319
0.625%, 9/24/2012	250,000	250,616
4.750%, 11/19/2012	250,000	257,169
0.375%, 12/28/2012	250,000	250,434
1.750%, 2/22/2013	100,000	101,315
0.750%, 2/26/2013	125,000	125,585
1.250%, 8/20/2013	250,000	253,109
0.750%, 12/18/2013	250,000	251,725
1.250%, 2/27/2014	1,000,000	1,018,084
2.500%, 5/15/2014	1,500,000	1,567,065
0.625%, 10/30/2014	1,060,000	1,064,242
0.750%, 12/19/2014	3,500,000	3,515,173
2.375%, 7/28/2015	1,000,000	1,054,312
1.250%, 9/28/2016	2,750,000	2,765,672

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $37,905,943)		38,015,777

U.S. TREASURY OBLIGATIONS - 21.78%
U.S. Treasury Bills
0.070%, 7/26/2012 (e)	$10,000	$9,998
0.100%, 7/26/2012 (e)	5,000	4,998
U.S. Treasury Notes (f)
0.375%, 8/31/2012	14,140,000	14,152,698
4.250%, 9/30/2012	12,600,000	12,854,457
0.500%, 11/30/2012	12,640,000	12,666,165
0.625%, 2/28/2013	14,850,000	14,904,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,607,339)		54,592,843

MONEY MARKET FUNDS - 2.85%	Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (d)	7,152,055	7,152,055

TOTAL MONEY MARKET FUNDS (Cost $7,152,055)		7,152,055

TOTAL INVESTMENTS (Cost $234,162,706) - 93.85%		235,231,975
Other Assets in Excess of Liabilities - 6.15%		15,413,271
TOTAL NET ASSETS - 100.00%		$250,645,246

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2012, the market value of these securities total $27,679,890 which represents 11.04% of total net assets.

(b)	Variable rate security. The rate reported is the rate in effect as of March 31, 2012.
(c)	Foreign issued security.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2012.
(e)	Zero coupon bond. The rate quoted is the effective yield as of March 31, 2012.
(f)	These U.S. Treasury Notes are pledged as collateral for the trading of futures contracts.

The consolidated financial statements of the Fund include LCMFS Fund Limited (“LCMFS”), a wholly-owned controlled subsidiary that has a majority ownership in the Millburn Diversified Plus, L.P. (the “Partnership”).  As of March 31, 2012, LCMFS has a 96.56% ownership in the Partnership.  The Partnership is a limited partnership that was organized on February 14, 2011 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on March 24, 2011.  The Partnership engages in the speculative trading of futures and forward currency contracts.  The General Partner of the Partnership is Milburn Ridgefield Corporation (the "General Partner").

The consolidated schedule of investments of the LoCorr Managed Futures Strategy Fund include the schedule of investments of the LCMFS.  In addition, because LCMFS has a controlling interest (greater than 50% but less than 100%) in the Partnership, the financial results of the Partnership as of and for the period ended March 31, 2012 have also been consolidated with the schedule of investments of LCMFS.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  LoCorr Managed Futures Strategy Fund, LCMFS and the Partnership are collectively referred to as the Fund throughout this Schedule of Investments.

Non-controlling interest is the portion of equity ownership in a subsidiary not attributable to the Fund.  Non-Controlling interest represents additional, non-related partners in the Partnership and is equal to $2,173,684 or 3.44% of the Partnerships net assets and 0.87% of the Fund's consolidated net assets.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Future Contracts
March 31, 2012 (Unaudited)
				Unrealized
				Appreciation/
	Contracts	Expiration Date	Notional Amount	(Depreciation)
LONG FUTURES CONTRACTS
Amsterdam Index Future	26	Apr 2012	$2,232,812	$(23,700)
Australian 3-Year Bond Future	356	Jun 2012	39,534,545	76,555
Australian 10-Year Bond Future	40	Jun 2012	4,809,781	13,308
Australian Bank Bills Future	36	Dec 2012	36,939,050	12,513
Brent Crude Future	36	May 2012	4,423,680	(71,650)
Brent Crude Future	18	Jun 2012	2,197,440	(40,780)
British Gilt Future	51	Jun 2012	9,341,027	52,079
British Sterling 90-day Future	939	Mar 2013	185,993,942	39,487
British Sterling 90-day Future	1,037	Dec 2012	205,426,184	(23,712)
CAC 40 10 Future	28	Apr 2012	1,278,838	2,481
Canadian 10-year Bond Future	172	Jun 2012	22,629,265	(112,707)
Copper Future	78	Jun 2012	7,475,325	(98,463)
Corn Future	160	Jul 2012	5,146,000	(4,326)
Crude Oil Future	21	May 2012	2,163,420	(61,680)
Crude Oil Future	111	Jun 2012	11,492,940	(346,230)
Crude Oil Future	8	Nov 2012	840,400	(27,260)
DAX Index Future	10	Jun 2012	2,320,983	(19,839)
DJIA e-CBOT Index Future	82	Jun 2012	5,389,860	17,710
Euro - Bobl Future	421	Jun 2012	69,686,592	210,005
Euro - Bund Future	197	Jun 2012	36,386,895	224,436
Euro - Buxl Future	38	Jun 2012	6,424,305	33,956
Euro - Schatz Future	1,451	Jun 2012	213,521,233	86,638
Euro - Stoxx 50 Future	79	Jun 2012	2,538,191	6,095
Euro $ 90-Day Future	183	Dec 2012	45,512,100	1,425
Euro $ 90-Day Future	481	Mar 2013	119,588,625	13,400
Euro BTP Future	35	Jun 2012	4,881,300	(19,672)
Euro Euribor 3-month Future	586	Mar 2013	193,922,632	28,141
Euro Euribor 3-month Future	688	Dec 2012	227,780,312	54,682
FTSE 100 Index Future	74	Jun 2012	6,781,558	(87,380)
FTSE/JSE Top 40 Index Future	268	Jun 2012	10,427,579	(66,131)
FTSE/MIB Index Future	11	Jun 2012	1,154,957	3,034
Gas Oil Future	60	Apr 2012	6,085,500	(70,050)
Gas Oil Future	28	May 2012	2,838,500	(27,375)
Gold Future	40	Jun 2012	6,687,600	79,300
Hang Seng Index Future	24	Apr 2012	3,167,837	(64,805)
Heating Oil Future	27	May 2012	3,594,893	(80,884)
Heating Oil Future	18	Jun 2012	2,403,626	(64,365)
H-Shares Index Future	2	Apr 2012	136,629	26
ISE 30 Index Futures	46	Apr 2012	193,635	2,452
Japanese Government 10-year Bond Future	32	Jun 2012	54,902,984	(20,660)
Kospi Index Future	13	Jun 2012	1,536,009	(23,543)
LME Aluminum Future	73	Jun 2012	3,872,650	(327,988)
LME Copper Future	4	Jun 2012	844,850	(9,800)
LME Lead Future	36	Jun 2012	1,839,600	(83,231)
LME Nickel Future	4	Jun 2012	427,608	(40,494)
LME Zinc Future	63	Jun 2012	3,148,031	(126,025)
Mexico Bolsa Index Future	25	Jun 2012	772,835	8,977
MSCI Sing Index Future	16	Apr 2012	878,247	48
NASDAQ 100 E-Mini Future	84	Jun 2012	4,626,300	43,985
Natural Gas Future	97	Jun 2012	2,191,230	(284,690)
Nikkei 225 Index Future	189	Jun 2012	11,519,935	5,346
OMX 30 Index Future	46	Apr 2012	742,064	797
RBOB Gasoline Future	30	May 2012	4,168,206	(49,295)
RBOB Gasoline Future	15	Jun 2012	2,047,059	(26,183)
S&P 500 Mini Future	61	Jun 2012	4,282,200	29,538
SET 50 Index Future	51	Jun 2012	1,393,614	(6,771)
Silver Future	12	May 2012	1,949,040	(61,660)
Soybean Future	47	Jul 2012	3,309,388	20,225
Sugar Future	142	May 2012	3,929,878	67,592
Taiex Future	6	Apr 2012	320,629	(346)
Taiwan Electronics Future	1	Apr 2012	40,841	(698)
Topix Index Future	65	Jun 2012	6,730,095	(9,967)
U.S. Treasury 2-Year Note Future	265	Jun 2012	58,337,259	(17,202)
U.S. Treasury 5-year Note Future	354	Jun 2012	43,380,841	(51,726)
U.S. Treasury 10-Year Note Future	131	Jun 2012	16,962,456	(31,750)
U.S. Treasury 20-Year Bond Future	73	Jun 2012	10,055,750	(24,406)

TOTAL LONG FUTURES CONTRACTS			$1,757,559,590	$(1,373,213)

				Unrealized
			Notional	Appreciation/
	Contracts	Expiration Date	Amount	(Depreciation)
SHORT FUTURES CONTRACTS
Australian Bank Bills Future	(39)	Sep 2012	$(40,010,463)	$(31,700)
Canadian Bankers Acceptance Future	(135)	Sep 2012	(33,396,411)	(18,046)
CBOE VIX Future	(74)	Apr 2012	(1,243,200)	207,570
Cocoa Future	(62)	May 2012	(1,375,780)	28,380
Coffee Future	(58)	May 2012	(3,968,288)	582,506
Copper Future	(82)	May 2012	(7,841,250)	101,926
Corn Future	(13)	May 2012	(418,600)	863
Cotton Future	(91)	May 2012	(4,255,160)	(22,225)
Crude Oil Future	(111)	May 2012	(11,435,220)	379,300
Crude Oil Future	(3)	Jun 2012	(310,620)	3,580
Euro CHF 3-month Future	(20)	Sep 2012	(5,532,846)	(2,243)
IBEX 35 Index Future	(45)	Apr 2012	(4,754,831)	2,461
Japanese Rubber Future	(6)	Sep 2012	(118,050)	906
Lean Hogs Future	(29)	Jun 2012	(1,048,640)	29,170
LME Aluminum Future	(141)	Jun 2012	(7,480,050)	254,025
LME Copper Future	(2)	Jun 2012	(422,425)	(3,806)
LME Lead Future	(46)	Jun 2012	(2,350,600)	(1,656)
LME Nickel Future	(39)	Jun 2012	(4,169,178)	301,800
LME Tin Future	(5)	Jun 2012	(569,900)	8,185
LME Zinc Future	(121)	Jun 2012	(6,046,219)	135,363
MSCI Taiwan Index Future	(15)	Apr 2012	(423,450)	3,900
Natural Gas Future	(139)	May 2012	(2,955,140)	358,790
Natural Gas Future	(12)	Jun 2012	(271,080)	10,190
Natural Gas Future	(61)	Jul 2012	(1,457,290)	255,320
Natural Gas Future	(59)	Aug 2012	(1,451,990)	140,450
Palladium Future	(8)	Jun 2012	(523,280)	26,435
Platinum Future	(10)	Jul 2012	(822,050)	4,760
Russell 2000 Index Future	(10)	Jun 2012	(827,200)	1,920
S&P/TSX 60 Index Future	(70)	Jun 2012	(9,909,269)	17,045
SGX S&P CNX Nifty Future	(36)	Apr 2012	(383,616)	(2,648)
Soybean Oil Future	(49)	Jul 2012	(1,631,994)	(43,926)
SPI 200 Index Future	(11)	Jun 2012	(1,237,712)	(5,412)
Taiwan Index Future	(10)	Apr 2012	(277,152)	11,310
Wheat Future	(91)	Jul 2012	(3,066,700)	(75,475)
Wheat Future	(56)	Jul 2012	(1,979,600)	(32,163)

TOTAL SHORT FUTURES CONTRACTS			$(163,965,254)	$2,626,855

TOTAL FUTURES CONTRACTS			$1,593,594,336	$1,253,642

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Forward Contracts
March 31, 2012 (Unaudited)

LONG FORWARD CURRENCY CONTRACTS

Expiration		Currency Purchased		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Jun 2012	AUD/CAD	AUD	$20,580,000	CAD	$(21,122,175)	$(824,671)
Jun 2012	AUD/CHF	AUD	12,950,000	CHF	(13,291,165)	(496,739)
Jun 2012	AUD/EUR	AUD	17,126,599	EUR	(17,577,795)	(544,629)
Jun 2012	AUD/GBP	AUD	18,947,882	GBP	(19,447,059)	(710,838)
Jun 2012	AUD/USD	AUD	24,330,000	USD	(24,970,968)	(615,615)
Jun 2012	BRL/USD	BRL	9,000,000	USD	(4,846,332)	(189,030)
Jun 2012	CAD/AUD	CAD	6,870,985	AUD	(6,876,756)	(9,288)
Jun 2012	CAD/USD	CAD	10,410,000	USD	(10,418,743)	(78,040)
Jun 2012	CHF/AUD	CHF	4,184,112	AUD	(4,638,356)	38,844
Jun 2012	CHF/SEK	CHF	890,000	SEK	(986,622)	7,093
Jun 2012	CHF/USD	CHF	15,860,000	USD	(17,581,827)	185,312
Jun 2012	COP/USD	COP	30,799,000,000	USD	(17,058,036)	(203,522)
Jun 2012	CZK/EUR	CZK	48,659,180	EUR	(2,616,873)	16,799
Jun 2012	CZK/USD	CZK	41,710,000	USD	(2,243,148)	5,174
Jun 2012	EUR/AUD	EUR	6,520,000	AUD	(8,695,669)	75,250
Jun 2012	EUR/CZK	EUR	1,090,000	CZK	(1,453,724)	21,705
Jun 2012	EUR/HUF	EUR	830,000	HUF	(1,106,964)	7,403
Jun 2012	EUR/NO	EUR	5,930,000	NO	(7,908,791)	122,101
Jun 2012	EUR/PLN	EUR	300,000	PLN	(400,107)	6,613
Jun 2012	EUR/RON	EUR	1,460,000	RON	(1,947,190)	13,349
Jun 2012	EUR/SEK	EUR	2,720,000	SEK	(3,627,641)	13,623
Jun 2012	EUR/TRY	EUR	770,000	TRY	(1,026,943)	(12)
Jun 2012	EUR/USD	EUR	52,500,000	USD	(70,018,809)	668,724
Jun 2012	EUR/ZAR	EUR	530,000	ZAR	(706,857)	(8)
Jun 2012	GBP/AUD	GBP	6,030,000	AUD	(9,639,699)	36,458
Jun 2012	GBP/USD	GBP	15,990,000	USD	(25,561,988)	338,542
Jun 2012	HUF/EUR	HUF	8,954,700	EUR	(40,138)	(418)
Jun 2012	IDR/USD	IDR	529,000,000	USD	(57,283)	1
Jun 2012	ILS/USD	ILS	7,890,000	USD	(2,119,684)	12,987
Jun 2012	INR/USD	INR	62,860,000	USD	(1,213,045)	(788)
Jun 2012	JPY/USD	JPY	870,000,000	USD	(10,507,616)	(15,392)
Jun 2012	KRW/USD	KRW	176,000,000	USD	(154,466)	(332)
Jun 2012	MXN/USD	MXN	760,000	USD	(58,863)	(315)
Jun 2012	MYR/USD	MYR	4,360,000	USD	(1,417,077)	(14,397)
Jun 2012	NO/EUR	NO	76,553,773	EUR	(13,398,971)	(283,121)
Jun 2012	NO/USD	NO	47,380,000	USD	(8,292,776)	27,149
Jun 2012	NZD/USD	NZD	21,060,000	USD	(17,151,567)	(3,224)
Jun 2012	PHP/USD	PHP	71,260,000	USD	(1,655,977)	29
Jun 2012	PLN/EUR	PLN	9,068,023	EUR	(2,890,249)	(26,782)
Jun 2012	PLN/USD	PLN	60,000	USD	(19,124)	70
Jun 2012	RON/EUR	RON	11,251,460	EUR	(3,400,883)	6,829
Jun 2012	RUB/USD	RUB	121,430,000	USD	(4,091,817)	(16,652)
Jun 2012	SEK/CHF	SEK	41,747,429	CHF	(6,288,453)	122,525
Jun 2012	SEK/EUR	SEK	89,274,934	EUR	(13,447,564)	297,682
Jun 2012	SEK/USD	SEK	77,100,000	USD	(11,613,643)	87,377
Jun 2012	SGD/USD	SGD	920,000	USD	(732,204)	69
Jun 2012	TRY/EUR	TRY	20,348,433	EUR	(11,215,914)	(271,722)
Jun 2012	TRY/USD	TRY	2,770,000	USD	(1,526,805)	4,740
Jun 2012	USD/AUD	USD	13,764,541	AUD	(13,764,541)	-
Jun 2012	USD/BRL	USD	5,417,937	BRL	(5,417,937)	-
Jun 2012	USD/CAD	USD	11,890,229	CAD	(11,890,229)	-

Jun 2012	USD/CHF	USD	21,035,345	CHF	(21,035,345)	-
Jun 2012	USD/CLP	USD	297,361	CLP	(297,361)	-
Jun 2012	USD/COP	USD	1,529,834	COP	(1,529,834)	-
Jun 2012	USD/CZK	USD	2,331,448	CZK	(2,331,448)	-
Jun 2012	USD/EUR	USD	87,566,294	EUR	(87,566,294)	-
Jun 2012	USD/GBP	USD	26,345,548	GBP	(26,345,548)	-
Jun 2012	USD/IDR	USD	622,896	IDR	(622,896)	-
Jun 2012	USD/ILS	USD	5,860,422	ILS	(5,860,422)	-
Jun 2012	USD/INR	USD	5,873,141	INR	(5,873,141)	-
Jun 2012	USD/JPY	USD	25,802,965	JPY	(25,802,965)	-
Jun 2012	USD/KRW	USD	6,092,072	KRW	(6,092,072)	-
Jun 2012	USD/MXN	USD	568,148	MXN	(568,148)	-
Jun 2012	USD/MYR	USD	764,768	MYR	(764,768)	-
Jun 2012	USD/NO	USD	13,310,417	NO	(13,310,417)	-
Jun 2012	USD/NZD	USD	6,670,426	NZD	(6,670,426)	-
Jun 2012	USD/PHP	USD	737,258	PHP	(737,258)	-
Jun 2012	USD/PLN	USD	188,165	PLN	(188,165)	-
Jun 2012	USD/RUB	USD	988,440	RUB	(988,440)	-
Jun 2012	USD/SEK	USD	10,982,199	SEK	(10,982,199)	-
Jun 2012	USD/SGD	USD	8,052,287	SGD	(8,052,287)	-
Jun 2012	USD/TRY	USD	1,808,827	TRY	(1,808,827)	-
Jun 2012	USD/ZAR	USD	327,201	ZAR	(327,201)	-
Jun 2012	ZAR/EUR	ZAR	57,288,292	EUR	(7,400,422)	(185,529)
Jun 2012	ZAR/USD	ZAR	15,700,000	USD	(2,028,104)	(23,856)

TOTAL LONG FORWARD CURRENCY CONTRACTS						$(2,398,472)

SHORT FORWARD CURRENCY CONTRACTS

Expiration		Currency Sold		Notional Value
Date	Description	Currency	Amount	Currency	Amount	Fair Value
Jun 2012	AUD/CAD	AUD	$(6,610,000)	CAD	$6,784,139	$101,905
Jun 2012	AUD/CHF	AUD	(4,480,000)	CHF	4,598,024	1,488
Jun 2012	AUD/EUR	AUD	(8,390,204)	EUR	8,611,242	9,178
Jun 2012	AUD/GBP	AUD	(9,345,509)	GBP	9,591,714	11,527
Jun 2012	AUD/USD	AUD	(13,220,000)	USD	13,568,278	196,263
Jun 2012	BRL/USD	BRL	(9,930,000)	USD	5,347,120	70,817
Jun 2012	CAD/AUD	CAD	(21,599,326)	AUD	21,617,467	329,379
Jun 2012	CAD/USD	CAD	(11,850,000)	USD	11,859,953	30,277
Jun 2012	CHF/AUD	CHF	(12,445,794)	AUD	13,796,961	(9,058)
Jun 2012	CHF/SEK	CHF	(5,650,000)	SEK	6,263,387	(97,460)
Jun 2012	CHF/USD	CHF	(19,190,000)	USD	21,273,346	(238,001)
Jun 2012	CLP/USD	CLP	(146,500,000)	USD	296,781	580
Jun 2012	COP/USD	COP	(2,769,000,000)	USD	1,533,612	(3,777)
Jun 2012	CZK/EUR	CZK	(27,215,140)	EUR	1,463,620	(31,601)
Jun 2012	CZK/USD	CZK	(43,560,000)	USD	2,342,641	(11,193)
Jun 2012	EUR/AUD	EUR	(13,610,000)	AUD	18,151,543	(29,119)
Jun 2012	EUR/CZK	EUR	(1,980,000)	CZK	2,640,709	(40,635)
Jun 2012	EUR/HUF	EUR	(30,000)	HUF	40,011	546
Jun 2012	EUR/NO	EUR	(10,260,000)	NO	13,683,676	(1,584)
Jun 2012	EUR/PLN	EUR	(2,180,000)	PLN	2,907,448	9,583
Jun 2012	EUR/RON	EUR	(2,570,000)	RON	3,427,587	(33,533)
Jun 2012	EUR/SEK	EUR	(10,000,000)	SEK	13,336,916	(187,034)
Jun 2012	EUR/TRY	EUR	(8,520,000)	TRY	11,363,052	124,584
Jun 2012	EUR/USD	EUR	(66,300,000)	USD	88,423,753	(857,459)
Jun 2012	EUR/ZAR	EUR	(5,680,000)	ZAR	7,575,368	10,583
Jun 2012	GBP/AUD	GBP	(12,580,000)	AUD	20,110,682	47,215
Jun 2012	GBP/USD	GBP	(16,700,000)	USD	26,697,010	(351,462)
Jun 2012	HUF/EUR	HUF	(246,754,200)	EUR	1,106,042	(6,481)
Jun 2012	IDR/USD	IDR	(5,760,000,000)	USD	623,723	(827)
Jun 2012	ILS/USD	ILS	(22,320,000)	USD	5,996,368	(135,946)
Jun 2012	INR/USD	INR	(302,910,000)	USD	5,845,426	27,715
Jun 2012	JPY/USD	JPY	(2,104,000,000)	USD	25,411,522	391,443
Jun 2012	KRW/USD	KRW	(6,905,000,000)	USD	6,060,172	31,900
Jun 2012	MXN/USD	MXN	(7,420,000)	USD	574,690	(6,543)
Jun 2012	MYR/USD	MYR	(2,370,000)	USD	770,292	(5,524)
Jun 2012	NO/EUR	NO	(45,045,758)	EUR	7,884,220	(97,530)
Jun 2012	NO/USD	NO	(76,220,000)	USD	13,340,552	(30,135)
Jun 2012	NZD/USD	NZD	(8,200,000)	USD	6,678,198	(7,773)
Jun 2012	PHP/USD	PHP	(31,870,000)	USD	740,612	(3,354)
Jun 2012	PLN/EUR	PLN	(1,240,080)	EUR	395,250	(1,756)
Jun 2012	PLN/USD	PLN	(600,000)	USD	191,238	(3,073)
Jun 2012	RON/EUR	RON	(6,438,809)	EUR	1,946,204	(12,364)
Jun 2012	RUB/USD	RUB	(29,540,000)	USD	995,407	(6,967)
Jun 2012	SEK/CHF	SEK	(6,603,266)	CHF	994,656	(15,127)
Jun 2012	SEK/EUR	SEK	(24,268,102)	EUR	3,655,526	(41,508)
Jun 2012	SEK/USD	SEK	(74,390,000)	USD	11,205,433	(223,233)
Jun 2012	SGD/USD	SGD	(10,160,000)	USD	8,086,075	(33,788)
Jun 2012	TRY/EUR	TRY	(1,864,170)	EUR	1,027,518	(563)
Jun 2012	TRY/USD	TRY	(3,320,000)	USD	1,829,961	(21,134)
Jun 2012	USD/AUD	USD	(25,586,583)	AUD	25,586,583	-
Jun 2012	USD/BRL	USD	(5,035,363)	BRL	5,035,363	-
Jun 2012	USD/CAD	USD	(10,496,784)	CAD	10,496,784	-
Jun 2012	USD/CHF	USD	(17,396,515)	CHF	17,396,515	-
Jun 2012	USD/COP	USD	(17,261,558)	COP	17,261,558	-
Jun 2012	USD/CZK	USD	(2,237,974)	CZK	2,237,974	-

Jun 2012	USD/EUR	USD	(69,350,084)	EUR	69,350,084	-
Jun 2012	USD/GBP	USD	(25,223,445)	GBP	25,223,445	-
Jun 2012	USD/IDR	USD	(57,282)	IDR	57,282	-
Jun 2012	USD/ILS	USD	(2,106,697)	ILS	2,106,697	-
Jun 2012	USD/INR	USD	(1,213,833)	INR	1,213,833	-
Jun 2012	USD/JPY	USD	(10,523,008)	JPY	10,523,008	-
Jun 2012	USD/KRW	USD	(154,799)	KRW	154,799	-
Jun 2012	USD/MXN	USD	(59,178)	MXN	59,178	-
Jun 2012	USD/MYR	USD	(1,431,473)	MYR	1,431,473	-
Jun 2012	USD/NO	USD	(8,265,626)	NO	8,265,626	-
Jun 2012	USD/NZD	USD	(17,154,792)	NZD	17,154,792	-
Jun 2012	USD/PHP	USD	(1,655,948)	PHP	1,655,948	-
Jun 2012	USD/PLN	USD	(19,054)	PLN	19,054	-
Jun 2012	USD/RUB	USD	(4,108,469)	RUB	4,108,469	-
Jun 2012	USD/SEK	USD	(11,526,266)	SEK	11,526,266	-
Jun 2012	USD/SGD	USD	(732,134)	SGD	732,134	-
Jun 2012	USD/TRY	USD	(1,522,065)	TRY	1,522,065	-
Jun 2012	USD/ZAR	USD	(2,051,960)	ZAR	2,051,960	-
Jun 2012	ZAR/EUR	ZAR	(5,499,280)	EUR	710,389	(3,525)
Jun 2012	ZAR/USD	ZAR	(2,530,000)	USD	326,822	379

TOTAL SHORT FORWARD CURRENCY CONTRACTS						$(1,153,705)

TOTAL FORWARD CURRENCY CONTRACTS						$(3,552,177)

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments			$234,162,706
Gross unrealized appreciation			1,232,377
Gross unrealized depreciation			(163,108)
Net unrealized appreciation			$1,069,269

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$29,304,404	$-	$29,304,404
Corporate Bonds	-	71,846,429	-	71,846,429
Mortgage Backed Securities	-	30,341,968	-	30,341,968
Municipal Bonds	-	1,641,278	-	1,641,278
Foreign Government Bonds	-	2,337,221	-	2,337,221
U.S. Government Agency Issues	-	38,015,777	-	38,015,777
U.S. Treasury Obligations	-	54,592,843	-	54,592,843
Money Market Funds	7,152,055	-	-	7,152,055

Total Investments	$7,152,055	$228,079,920	$-	$235,231,975

Futures Contracts
Long Futures Contracts	$(1,373,213)	$-	$-	$(1,373,213)
Short Futures Contracts	2,626,855	-	-	2,626,855

Total Future Contracts	$1,253,642	$-	$-	$1,253,642

Forward Currency Contracts
Long Forward Currency Contracts	$-	$(2,398,472)	$-	$(2,398,472)
Short Forward Currency Contracts	-	(1,153,705)	-	(1,153,705)

Total Forward Currency Contracts	$-	$(3,552,177)	$-	$(3,552,177)

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

The following table presents the fair value of open futures contracts, held long or sold short, at March 31, 2012:

March 31, 2012					Net Unrealized Gain (Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Futures Contracts	Assets	Liabilities	Assets	Liabilities
Energy	$-	$(1,150,442)	$1,147,630	$-	$(2,812)
Grains	20,225	(4,326)	863	(151,564)	(134,802)
Interest Rate	846,625	(301,835)	-	(51,989)	492,801
Livestock	-	-	29,170	-	29,170
Metals	79,300	(747,661)	832,494	(5,462)	158,671
Softs	67,592	-	611,792	(22,225)	657,159
Stock Index	120,489	(303,180)	244,206	(8,060)	53,455
Total Futures Contracts	1,134,231	(2,507,444)	2,866,155	(239,300)	1,253,642
Forward Currency Contracts	2,116,448	(4,514,920)	1,395,362	(2,549,067)	(3,552,177)
Total Futures and Forward Currency Contracs	$3,250,679	$(7,022,364)	$4,261,517	$(2,788,367)	$(2,298,535)

The average monthly notional amount of futures contracts during the quarter ended March 31, 2012 were as follows:

Long Positions
Futures Contracts	$1,640,502,506
Forward Contracts	(916,177,668)

Short Positions
Futures Contracts	$(147,752,895)
Forward Contracts	991,303,314

LoCorr Long/Short Commodities Strategy Fund
Schedule of Investments
March 31, 2012 (Unaudited)

PARTNERSHIPS - 22.28%	Shares	Fair Value
Milburn Commodity Plus LP (a)(b)	392	$387,251

TOTAL PARTNERSHIPS (Cost $384,300)		387,251

MONEY MARKET FUNDS - 59.90%
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (c)	1,040,822	1,040,822

TOTAL MONEY MARKET FUNDS (Cost $1,040,822)		1,040,822

TOTAL INVESTMENTS (Cost $1,425,122) - 82.18%		1,428,073
Other Assets in Excess of Liabilities - 17.82%		309,637
TOTAL NET ASSETS - 100.00%		$1,737,710

(a)
The LoCorr Long/Short Commodities Strategy Fund (the "Fund") may invest up to 25% of total assets in its Subsidiary, Milburn Commodity Plus LP, (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund and is therefore consolidated in the Fund's schedule of investments herein. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities and futures markets, within the limitations of the federal tax law requirements applicable to regulated investment companies. At March 31, 2012, the only holding of the Subsidiary was Milburn Commodity Plus LP.

(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Cost of investments				$1,425,122
	Gross unrealized appreciation				4,570
	Gross unrealized depreciation				(1,619)
	Net unrealized appreciation				$2,951

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
	Investments
	Partnerships	$-	$387,251	$-	$387,251
	Money Market Funds	1,040,822	-	-	1,040,822

	Total Investments	$1,040,822	$387,251	$-	$1,428,073

The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date         5/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kevin Kinzie
     Kevin Kinzie, President

Date         5/23/2012

By (Signature and Title)*         /s/ Jon Essen
     Jon Essen, Treasurer

Date         5/23/2012

* Print the name and title of each signing officer under his or her signature.